Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000239677 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000239677 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000239677 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000239677 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000239677 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000239677 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000239677 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000239677 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000239677 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000239677 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000234252 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000234252 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000234252 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000234252 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000234252 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000234252 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000234252 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000234252 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234252 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234252 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%